Long Term Debt (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 05, 2021	Jun. 09, 2020	Oct. 31, 2021	Apr. 21, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 04, 2021
Long Term Debt (Details) [Line Items]
Conversion price percentage						80.00%
Proceeds from issuance of common stock							$ 10.1
Long-term debt, fair value						$ 14.6	17.3
Increase decrease in notes receivables						0.2
Accumulated in equity and an increase							0.7
Cash						0.1
Other accumulated in stockholders equity							2.0
Gain on the extinguishment of debt amount			$ 0.2
Principal aggregate amount				$ 2.2
Loan term				2 years
Bearing interest rate				1.00%
PPP loan				$ 2.2
Senior Notes [Member]
Long Term Debt (Details) [Line Items]
Aggregate principal amount						5.3
Senior convertible notes mature date	Oct. 04, 2024
Conversion price (in Dollars per share)								$ 4.75
Senior convertible notes, description					(i) no amortization payments would be due and payable for any payments previously required to be made from July 1, 2022 through January 1, 2023, (ii) the holders of the Senior Convertible Notes will not accelerate any previously deferred installment amounts until January 1, 2023 and (iii) the terms of the SPA which would provide for reset of the conversion price of the Senior Convertible Notes as a result of the issuance of securities under the 2022 Unit Offering (see Note 13) and instead agreed to a reset of the conversion price equal to a per share price of 135 percent of the 2021 Unit Offering price, or $6.21 per share, which was subsequently reduced to $4.75 per share on October 4, 2022 as described above. Further, the Convertible Notes Amendment added covenants such that (a) we are subject to a daily cash test of having an available cash balance of at least $7.0 million, which amount shall be reduced by $1.0 million on each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject in all cases to a minimum of $5.0 million, and (b) we established and maintain the Restricted Accounts for each holder for an aggregate amount of $7.0 million with such amounts to be released from the Restricted Accounts only upon written consent of such holder, provided that $1.0 million will automatically release from the Restricted Accounts upon the occurrence of each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject to certain conditions. The Convertible Notes Amendment qualified as a troubled debt restructuring (“TDR”); however, there was no impact on the consolidated balance sheet or in the statement of operations as a result of the TDR as the Senior Convertible Notes are recorded at their fair value.
Settled in cash						1.4
Proceeds from issuance of common stock						3.9
Long-term debt, fair value						2.9
Increase decrease in notes receivables							0.1
Accumulated in equity and an increase						$ 2.9	0.7
Convertible Debt [Member]
Long Term Debt (Details) [Line Items]
Not less percentage (in Dollars per share)						$ 10.8
Notes [Member]
Long Term Debt (Details) [Line Items]
Aggregate principal amount		$ 17.0					15.2
Purchase price		$ 15.0
Long-term debt, fair value							2.0
Increase decrease in notes receivables							0.1
Cash							$ 5.1
Securities Purchase Agreement [Member]
Long Term Debt (Details) [Line Items]
Conversion price (in Dollars per share)								$ 6.21
Securities Purchase Agreement [Member] | Senior Notes [Member]
Long Term Debt (Details) [Line Items]
Aggregate principal amount	$ 20.0
Aggregate principal amount	$ 18.0
Original issue discount percentage	10.00%
Original issue discount amount	$ 2.0